Consolidated Statements of Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Treasury Stock
Beginning Balance at Jun. 30, 2015	$ 729,081	$ 226,609	$ 8,665	$ 587,302	$ (93,495)
Beginning Balance, shares at Jun. 30, 2015		71,780			(10,565)
Share-based and deferred compensation activities	17,324	$ 17,790			$ (466)
Share-based and deferred compensation activities (in shares)		1,060			(20)
Net earnings	65,486			65,486
Purchases of treasury stock	(6,284)				$ (6,284)
Purchases of treasury stock, shares					(381)
Foreign currency translation adjustments	(15,651)		(15,651)
Pension adjustment, net of taxes	(7,031)		(7,031)
Tax deficiency from share-based compensation expense	(587)	$ (587)
Ending Balance at Jun. 30, 2016	782,338	$ 243,812	(14,017)	652,788	$ (100,245)
Ending Balance, shares at Jun. 30, 2016		72,840			(10,966)
Share-based and deferred compensation activities	22,712	$ 25,826			$ (3,114)
Share-based and deferred compensation activities (in shares)		1,241			26
Net earnings	95,274			95,274
Foreign currency translation adjustments	(2,275)		(2,275)
Pension adjustment, net of taxes	2,514		2,514
Ending Balance at Jun. 30, 2017	900,563	$ 269,638	(13,778)	748,062	$ (103,359)
Ending Balance, shares at Jun. 30, 2017		74,081			(10,940)
Share-based and deferred compensation activities	19,217	$ 25,717			$ (6,500)
Share-based and deferred compensation activities (in shares)		1,612			(41)
Net earnings	88,002			88,002
Purchases of treasury stock	(49,875)				$ (49,875)
Purchases of treasury stock, shares					(1,415)
Foreign currency translation adjustments	7,152		7,152
Equity portion of convertible debt, net of issuance costs of $1,694	56,406	$ 56,406
Pension adjustment, net of taxes	2,846		2,846
Ending Balance at Jun. 30, 2018	$ 1,024,311	$ 351,761	$ (3,780)	$ 836,064	$ (159,734)
Ending Balance, shares at Jun. 30, 2018		75,693			(12,396)